Note 3 Related Party Transactions And Balances (Details) (USD $)		6 Months Ended				6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 12% convertible note	Jun. 30, 2014 $100,000 May 8, 2014 Convertible Note	May 08, 2014 $100,000 May 8, 2014 Convertible Note	Jun. 30, 2014 Loans	Jun. 30, 2014 Investor 12% convertible note	Mar. 01, 2014 Investor 12% convertible note
Debt Instrument, Face Amount				$ 100,000			$ 23,330
Loan balance							20,574
Debt Conversion, Converted Instrument, Shares Issued						175,624
Conversion price							$ 0.275
Debt Instrument, Interest Rate, Stated Percentage				12.00%	10.00%
Maturity Date		Jun. 30, 2015	Nov. 08, 2014
Cash Redemption Premium			130.00%
Derivative Liability			157,693	129,359
Due to Related Parties	$ 164,552